Prepayments, Deposits and Other Receivables - Schedule of Prepayments, Deposits and Other Receivables (Details)		Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Prepayments for intangible assets
Prepayments – to a related party	[1]	RM 5,751,779	$ 1,361,142	RM 5,517,306
Prepayments – to a third party	[2]	1,510,284	357,405	1,406,508
Non–current total		7,262,063	1,718,547	6,923,814
Deposits		277,843	65,751	277,843
Subtotal		7,539,906	1,784,298	7,201,657
Current:
Other receivables		49,064	11,612	30,915
Subtotal		49,064	11,612	30,915
Total prepayments, deposits and other receivables	[3]	RM 7,588,970	$ 1,795,910	RM 7,232,572

[1]	As of June 30, 2025, the Group has prepaid MYR 5,751,779 (USD 1,361,142) (December 31, 2024: MYR5,517,306) for the development of comprehensive Robotics AI Platform designed to facilitate the creation, deployment, and management of intelligent robotic systems to Braiven Co., Ltd., who is a related party (note 21).
[2]	As of June 30, 2025, the Group has prepaid MYR 1,510,284 (USD 357,405) (December 31, 2024: MYR 1,406,508) for certain purchase contracts of IT software such as E-commerce website design, system integration platform and Enterprise Resource Planning (ERP) system to a third party.
[3]	Save as prepayments for intangible assets and deposits for property leases and office equipment, all prepayments and other receivables are expected to be recovered/consumed within one year.